Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2018	2017
Land and land improvements	$298	$299
Buildings	1,456	1,316
Leasehold improvements	439	436
Furniture, fixtures and equipment	1,311	1,180
	3,504	3,231
Accumulated depreciation	(1,446)	(1,243)
Premises and equipment, net	$2,058	$1,988